Capital transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		4 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Ordinary Shares [Member]	Feb. 28, 2011 Ordinary Shares [Member]	Jun. 30, 2013 Ordinary Shares [Member]	Mar. 12, 2010 Ordinary Shares [Member]	Mar. 09, 2010 Ordinary Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Ordinary shares issued to employees, directors and consultants				207,000		195,000
Share-based compensation	$ 225	$ 273
Number of ordinary shares that can be sold under put option agreement								250,000
Price per share of ordinary shares that can be sold under put option agreement								$ 8.00
Put option derivative liability							2
Shares issued, price per share					$ 8.00
Stock repurchased, shares					250,000
Stock repurchased, value					$ 2